Transactions with Related Parties Related Party Expenses Table (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Salaries, Wages and Officers' Compensation	$ 1,599,294	$ 1,146,754	$ 1,320,968
Other Expenses	975	3,488	6,221
Compensation and Employee Benefit Plans [Text Block]	227,265	228,701	207,203
Professional Fees	208,648	216,962	212,895
Travel and Entertainment Expense	1,697	434	3,390
Related Party Transaction, Expenses from Transactions with Related Party	$ 2,037,879	$ 1,596,339	$ 1,750,677